Accrued Expenses (Tables)	3 Months Ended	12 Months Ended
	Sep. 30, 2018	Jun. 30, 2018
Payables and Accruals [Abstract]
Schedule of accrued expenses

	September 30, 2018	June 30, 2018
Research and development	$47,400	$10,400
Professional fees	314,200	173,600
Interest on promissory notes	497,700	371,600
Accrued vacation	53,700	48,000
Other	53,100	55,900
Total	$966,100	$659,500

	June 30, 2018	June 30, 2017
Research and development	$10,400	$-
Professional fees	173,600	293,400
Interest on promissory notes	371,600	-
Accrued vacation	48,000	56,900
Other	55,900	44,300
Total	$659,500	$394,600